UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22492

MainGate Trust
(Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 402
Memphis, TN 38119
(Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 402
Memphis, TN 38119
(Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013

	Shares	Fair Value
Master Limited Partnerships and Related Companies - United States - 102.6% (1)
Crude/Refined Products Pipelines and Storage - 35.0% (1)
Genesis Energy, L.P.	279,600	$12,847,620
Kinder Morgan Management, LLC (2) (3)	0	19
Magellan Midstream Partners, L.P.	198,600	9,961,776
MPLX, L.P.	119,300	3,899,917
Oiltanking Partners, L.P.	197,204	8,657,256
Plains All American Pipeline, L.P.	303,900	16,638,525
Sunoco Logistics Partners, L.P.	115,312	7,210,459
Tesoro Logistics, L.P.	202,400	10,099,760
		69,315,332
Natural Gas/Natural Gas Liquid Pipelines and Storage - 35.7% (1)
El Paso Pipeline Partners, L.P.	194,900	8,144,871
Energy Transfer Equity, L.P.	193,500	10,292,265
Enterprise Products Partners, L.P.	292,500	16,575,975
Oneok Partners, L.P.	69,400	3,803,814
Western Gas Equity Partners, L.P. (2)	292,163	9,924,777
Western Gas Partners, L.P.	109,400	5,999,496
Williams Company, Inc. (4)	287,000	9,961,770
Williams Partners, L.P.	118,100	5,869,570
		70,572,538
Natural Gas Gathering/Processing - 31.9% (1)
Copano Energy, LLC	428,400	16,519,104
Crosstex Energy, Inc. (4)	714,800	11,915,716
Crosstex Energy, L.P.	115,800	1,953,546
Eagle Rock Energy Partners, L.P.	450,800	4,291,616
MarkWest Energy Partners, L.P.	108,600	6,208,662
Regency Energy Partners, L.P.	258,200	6,142,578
Targa Resources Corp. (4)	160,700	9,802,700
Targa Resources Partners, L.P.	150,200	6,186,738
		63,020,660

Total Master Limited Partnerships and Related Companies (Cost $166,304,525)		$202,908,530

Total Investments - 102.6% (1) (Cost $166,304,525)		$202,908,530
Liabilities in Excess of Other Assets - (2.6)% (1)		(5,158,813)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$197,749,717

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.
(3) Share amount is greater than zero but less than one.
(4) MLP general partner interest.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$165,629,979
Gross unrealized appreciation	37,278,551
Gross unrealized depreciation	-
Net unrealized appreciation	$37,278,551

* The above table only reflects tax adjustments through November 30, 2012. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2013	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$202,908,530	$202,908,530	$-	$-
Total	$202,908,530	$202,908,530	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 28, 2013.  There were no significant transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MainGate Trust

By (Signature and Title) /s/ Matthew G. Mead
 Matthew G. Mead, President & Chief Executive Officer

Date  4/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Matthew G. Mead
 Matthew G. Mead, President & Chief Executive Officer

Date  4/22/13

By (Signature and Title) /s/ Geoffrey P. Mavar
 Geoffrey P. Mavar, Treasurer & Chief Financial Officer

Date  4/22/13